UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/03

FORM N-CSR

            ITEM 1. REPORTS TO STOCKHOLDERS.

                SELIGMAN COMMON STOCK FUND, INC.
                Mid-Year Report June 30, 2003

Seligman
Common Stock Fund, Inc.

Mid-Year Report June 30, 2003 Seeking Total Return Through a Combination of Capital Appreciation and Current Income

Seligman
139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929—today, the nation’s largest diversified publicly-traded closed-end equity investment company—Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	5

Portfolio of Investments	7

Statement of Assets
and Liabilities	11

Statement of
Operations	12

Statements of
Changes in Net Assets	13

Notes to Financial
Statements	14

Financial Highlights	20

Board of Directors and
Executive Officers	25

For More Information	back
cover

To The Shareholders

Your mid-year shareholder report for Seligman Common Stock Fund, Inc. follows this letter. This report contains performance information, as well as the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2003, the Fund posted a total return of 7.71% based on the net asset value of Class A shares. During the same time period, the Fund’s peers, as measured by the Lipper Large-Cap Core Funds Average, returned 10.38% and the S&P 500 returned 11.76%.

We appreciate your continued support of Seligman Common Stock Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 15, 2003

Performance Overview (unaudited)

Growth of an Assumed $10,000 Investment

Class A Shares
June 30, 1993 to June 30, 2003

Class B Shares
April 22, 1996† to June 30, 2003

Class C Shares
May 27, 1999† to June 30, 2003

Class D Shares
June 30, 1993 to June 30, 2003

Class I Shares
November 30, 2001† to June 30, 2003

Class R Shares
April 30, 2003† to June 30, 2003

These charts reflect the growth of a hypothetical $10,000 investment for a 10-year period for Class A and Class D shares and since inception for Class B, Class C, Class I and Class R shares, assuming that all applicable initial sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.
Since the measured periods vary, the charts are plotted using different scales and are not comparable. An investment in the Fund is subject to certain risks, including the possible loss of principal. Past performance is not indicative of future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

*	Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.
**	Excludes the effect of the 1% CDSC.
†	Inception date.

Performance Overview (unaudited)

Investment Results

Total Returns
For Periods Ended June 30, 2003

			Average Annual

	Class R					Class B	Class C	Class I
	Since					Since	Since	Since
	Inception	Six	One	Five	Ten	Inception	Inception	Inception
	4/30/03*	Months*	Year	Years	Years	4/22/96	5/27/99	11/30/01

Class A**

With Sales Charge	n/a	2.63%	(13.10)%	(8.06)%	3.44%	n/a	n/a	n/a

Without Sales Charge	n/a	7.71	(8.78)	(7.16)	3.94	n/a	n/a	n/a

Class B**

With CDSCØ	n/a	2.27	(13.98)	(8.17)	n/a	n/a	n/a	n/a

Without CDSC	n/a	7.27	(9.46)	(7.86)	n/a	(0.21)%	n/a	n/a

Class C**

With Sales Charge
and CDSC†	n/a	5.27	(11.34)	n/a	n/a	n/a	(11.36)%	n/a

Without Sales Charge
and CDSC	n/a	7.27	(9.55)	n/a	n/a	n/a	(11.14)	n/a

Class D**

With 1% CDSC	n/a	6.27	(10.45)	n/a	n/a	n/a	.n/a	n/a

Without CDSC	n/a	7.27	(9.55)	(7.88)	3.06	n/a	n/a	n/a

Class I**	n/a	8.06	(8.33)	n/a	n/a	n/a	n/a	(12.96)%

Class R**

With 1% CDSC	4.43%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Without CDSC	5.43	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Lipper Large-Cap Core
Funds Average***	5.98	10.38	(1.94)	(2.71)	8.10	5.37 ††	(6.29)	(9.89)

S&P 500***	6.62	11.76	(0.24)	(1.62)	10.04	7.05	(6.41)	(7.87)

				Dividend and Capital Gain (Loss)
Net Asset Value Per Share				Information Per Share
	6/30/03	12/31/02	6/30/02	For the Six Months Ended June 30, 2003

				Dividends Paid	Capital Gain (Loss)

Class A	$9.13	$8.49	$10.06	$0.015	Realized	$(0.590)

Class B	9.00	8.39	9.94	—	Unrealized	0.572	‡

Class C	9.00	8.39	9.95	—

Class D	9.00	8.39	9.95	—

Class I	9.15	8.49	10.06	0.025

Class R	9.13	n/a	n/a	—

The rates of return will vary and the principal value of an investment will fluctuate. Performance data quoted represent changes in price and assume that all distributions within the periods are invested in additional shares. Shares, if redeemed, may be worth more or less than their original cost. Performance

(Continued on page 4.)

Performance Overview (unaudited)

(Continued from page 3.)
data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above. With respect to Class I shares, the Manager voluntarily reimbursed certain expenses in 2002 and 2001. Absent such reimbursements, returns that include these periods would be lower.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on certain redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

***	The Lipper Average and the S&P 500 are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges. The S&P 500 also excludes the effect of fees. The Lipper Large-Cap Core Funds Average is an average of US mutual funds that invest primarily in large-cap stocks and that have an average price-to-earnings ratio relative to the S&P 500. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an index.

Ø	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
†	The CDSC is 1% for periods of 18 months or less.
††	From April 25, 1996.
‡	Represents the per share amout of net unrealized appreciation of portfolio securities as of June 30, 2003.

Portfolio Overview (unaudited)

Diversification of Net Assets
June 30, 2003

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2003	2002

Common Stocks:

Automobiles and Components	1	$1,444,928	$1,784,656	0.6	0.8

Banks	6	22,239,351	24,295,879	8.2	8.5

Capital Goods	7	22,033,765	21,743,269	7.3	7.1

Chemicals	1	4,740,934	4,291,456	1.4	1.2

Communications Equipment	2	4,577,361	5,234,885	1.8	2.1

Computers and Peripherals	4	15,081,245	16,396,197	5.5	3.3

Consumer Durables and Apparel	2	5,160,348	5,823,135	2.0	1.9

Consumer Staples	6	24,882,637	25,721,991	8.7	10.4

Diversified Financials	8	36,608,819	42,674,884	14.4	8.4

Energy	9	25,394,052	27,066,735	9.1	6.4

Health Care Equipment and Services	3	5,452,284	6,340,571	2.1	3.5

Hotels, Restaurants and Leisure	1	3,062,292	3,257,686	1.1	1.4

Insurance	5	14,445,148	14,476,869	4.9	5.1

Media	5	10,818,726	11,346,270	3.8	3.4

Paper and Forest Products	1	4,221,585	4,283,280	1.4	2.1

Pharmaceuticals and Biotechnology	8	25,548,328	28,005,688	9.4	8.8

Retailing	4	9,226,950	10,245,395	3.5	7.7

Semiconductors and
Semiconductor Equipment	5	8,862,606	9,256,665	3.1	2.3

Software and Services	8	21,655,304	22,641,432	7.6	3.5

Telecommunication Services	3	7,006,157	6,324,540	2.1	4.0

Transportation	1	2,564,562	2,519,784	0.8	1.3

Utilities	1	1,843,502	1,801,341	0.6	5.5

	91	276,870,884	295,532,608	99.4	98.7

Short-Term Holding and
Other Assets Less Liabilities	1	1,735,286	1,735,286	0.6	1.3

Net Assets	92	$278,606,170	$297,267,894	100.0	100.0

Largest Industries
June 30, 2003

Portfolio Overview (unaudited)

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Sun Microsystems*	Cinergy**

American Express	Gillette**

Berkley (W.R.)*	Southern**

Citigroup	KeyCorp**

Altria Group	Lockheed Martin

Limited Brands*	PMI Group**

ChevronTexaco*	ConocoPhillips

Noble Energy*	SLM**

Pulte Homes*	Radian Group

Devon Energy*	Coca-Cola**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2003

Security	Value	Percent of Net Assets

Citigroup	$13,316,193	4.5

Bank of America	10,509,409	3.5

General Electric	10,433,210	3.5

Wal-Mart Stores	10,176,905	3.4

Microsoft	10,161,471	3.4

Pfizer	9,163,743	3.1

J.P. Morgan Chase	8,789,387	3.0

Bear Stearns	8,624,498	2.9

Altria Group	7,942,912	2.7

American Express	6,826,737	2.3

Portfolio of Investments (unaudited)
June 30, 2003

	Shares	Value

Common Stocks 99.4%

Automobiles and Components 0.6%

Lear*	38,780	$1,784,656

Banks 8.2%

Bank of America	132,980	10,509,409

Goldman West Financial	29,230	2,338,692

GreenPoint Financial	45,400	2,312,676

Radian Group	39,790	1,458,303

U.S. Bancorp	80,690	1,976,905

Wachovia	142,640	5,699,894

		24,295,879

Capital Goods 7.3%

Deere	32,200	1,471,540

General Electric	363,780	10,433,210

Illinois Tool Works	44,260	2,914,521

Lockheed Martin	27,190	1,293,428

PACCAR	16,250	1,094,438

Raytheon	51,100	1,678,124

Tyco International	150,580	2,858,008

		21,743,269

Chemicals 1.4%

Air Products and Chemicals	103,160	4,291,456

Communications Equipment 1.8%

Cisco Systems*	258,560	4,281,754

Telefonaktiebolaget LM Ericsson (ADRs) (Sweden)	89,580	953,131

		5,234,885

Computers and Peripherals 5.5%

Dell*	150,990	4,826,395

Hewlett-Packard	151,310	3,222,903

International Business Machines	29,370	2,423,025

Sun Microsystems*	1,289,200	5,923,874

		16,396,197

Consumer Durables and Apparel 2.0%

Mohawk Industries*	40,140	2,228,974

Pulte Homes	58,290	3,594,161

		5,823,135

See footnotes on page 10.

Portfolio of Investments (unaudited)
June 30, 2003

	Shares	Value
Consumer Staples 8.7%

Altria Group	174,800	$7,942,912

Avon Products	18,030	1,121,466

Kraft Foods (Class A)	46,440	1,511,622

Procter & Gamble	41,920	3,738,426

Unilever (NY shares) (Netherlands)	22,790	1,230,660

Wal-Mart Stores	189,620	10,176,905

		25,721,991

Diversified Financials 14.4%

Allied Capital	47,600	1,099,560

American Express	163,280	6,826,737

Bank of New York	47,430	1,363,612

Bear Stearns	119,090	8,624,498

Citigroup	311,126	13,316,193

Merrill Lynch	39,300	1,834,524

J.P. Morgan Chase	257,150	8,789,387

Morgan Stanley	19,190	820,373

		42,674,884

Energy 9.1%

ChevronTexaco	55,750	4,025,150

ConocoPhillips	42,342	2,320,342

Devon Energy	69,400	3,705,960

Exxon Mobil	105,130	3,775,218

Noble Energy	99,900	3,776,220

Occidental Petroleum	43,270	1,451,709

Rowan Companies*	143,150	3,206,560

Royal Dutch Petroleum (NY shares) (Netherlands)	52,300	2,438,226

Weatherford International*	56,500	2,367,350

		27,066,735

Health Care Equipment and Services 2.1%

Anthem*	32,950	2,542,092

Boston Scientific*	35,680	2,180,048

Cardinal Health	25,170	1,618,431

		6,340,571

Hotels, Restaurants and Leisure 1.1%

Royal Caribbean Cruises	140,660	3,257,686

See footnotes on page 10.

Portfolio of Investments (unaudited)
June 30, 2003

	Shares	Value
Insurance 4.9%

American International Group	97,500	$5,380,050

Berkley (W.R.)	94,030	4,955,381

Everest Re Group	12,540	959,310

PartnerRe	45,000	2,299,950

RenaissanceRe Holdings	19,380	882,178

		14,476,869

Media 3.8%

AOL Time Warner*	154,800	2,490,732

Clear Channel Communications*	53,700	2,276,343

Gannett	27,260	2,093,841

Univision Communications (Class A)*	52,900	1,608,160

Viacom (Class B)*	65,900	2,877,194

		11,346,270

Paper and Forest Products 1.4%

Weyerhaeuser	79,320	4,283,280

Pharmaceuticals and Biotechnology 9.4%

Amgen*	35,460	2,375,288

Barr Laboratories*	25,080	1,642,740

Forest Laboratories*	21,660	1,185,885

Johnson & Johnson	91,350	4,722,795

Merck	59,590	3,608,175

Pfizer	268,338	9,163,743

Teva Pharmaceutical Industries (ADRs) (Israel)	32,890	1,872,592

Wyeth	75,400	3,434,470

		28,005,688

Retailing 3.5%

eBay*	30,680	3,196,549

Federated Department Stores	42,130	1,552,491

Limited Brands	235,930	3,656,915

Michaels Stores	48,330	1,839,440

		10,245,395

Semiconductors and Semiconductor Equipment 3.1%

Analog Devices*	37,700	1,312,714

Intel	138,910	2,888,633

KLA-Tencor*	32,300	1,501,304

LSI Logic*	229,080	1,621,886

Texas Instruments	109,780	1,932,128

		9,256,665

See footnotes on page 10.

Portfolio of Investments (unaudited)
June 30, 2003

	Shares or
	Principal Amount		Value
Software and Services 7.6%

Adobe Systems	59,920	shs.	$1,918,039

Amdocs*	86,660		2,079,840

BMC Software*	54,240		885,739

Cadence Design Systems*	266,200		3,210,372

Check Point Software Technologies* (Israel)	124,300		2,423,850

Microsoft	396,700		10,161,471

Network Associates*	62,260		789,457

Oracle*	97,600		1,172,664

			22,641,432

Telecommunication Services 2.1%

Nextel Communications (Class A)*	105,770		1,905,975

SBC Communications	120,410		3,076,476

Verizon Communications	34,020		1,342,089

			6,324,540

Transportation 0.8%

Burlington Northern Santa Fe	88,600		2,519,784

Utilities 0.6%

Xcel Energy	119,770		1,801,341

Total Common Stocks (Cost $276,870,884)			295,532,608

Repurchase Agreement 0.2%

State Street Bank and Trust 0.93%, dated 6/30/2003,
maturing 7/1/2003 in the amount of $500,013, collateralized by:
$455,000 US Treasury Bonds 10.375%, 11/15/2009,
with a fair market value of $516,994 (Cost $500,000)	$500,000		500,000

Total Investments (Cost $277,370,884) 99.6%			296,032,608

Other Assets Less Liabilities 0.4%			1,235,286

Net Assets 100.0%			$297,267,894

* Non-income producing security.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2003

Assets:

Investments, at value:

Common stocks (cost $276,870,884)	$295,532,608

Repurchase agreement (cost $500,000)	500,000	$296,032,608

Cash		42,636

Receivable for securities sold		5,644,350

Receivable for dividends and interest		365,109

Investment in, and expenses prepaid to, shareholder service agent		167,778

Receivable for Capital Stock sold		95,690

Other		34,561

Total Assets		302,382,732

Liabilities:

Payable for securities purchased		4,361,513

Payable for Capital Stock repurchased		368,729

Management fee payable		161,946

Distribution and service fees payable		88,517

Accrued expenses and other		134,133

Total Liabilities		5,114,838

Net Assets		$297,267,894

Composition of Net Assets:

Capital Stock, at par ($0.50 par value; 500,000,000 shares authorized;
32,637,813 shares outstanding):

Class A		$13,991,563

Class B		845,021

Class C		359,674

Class D		977,601

Class I		144,961

Class R		87

Additional paid-in capital		357,324,166

Undistributed net investment income		27,397

Accumulated net realized loss		(95,064,300)

Net unrealized appreciation of investments		18,661,724

Net Assets		$297,267,894

Net Asset Value Per Share:

Class A ($255,346,308 ÷ 27,983,127)		$9.13

Class B ($15,202,689 ÷ 1,690,042)		$9.00

Class C ($6,475,055 ÷ 719,348)		$9.00

Class D ($17,590,648 ÷ 1,955,202)		$9.00

Class I ($2,651,614 ÷ 289,921)		$9.15

Class R ($1,580 ÷ 173)		$9.13

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2003

Investment Income:

Interest	$2,540,722

Dividends (net of foreign taxes withheld of $16,495)	30,282

Total Investment Income	2,571,004

Expenses:

Management fees	929,315

Distribution and service fees	481,434

Shareholder account services	464,215

Custody and related services	57,037

Shareholder reports and communications	54,819

Auditing and legal fees	32,712

Registration	30,438

Directors’ fees and expenses	11,726

Miscellaneous	12,207

Total Expenses	2,073,903

Net Investment Income	497,101

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(19,245,100)

Net change in unrealized depreciation of investments	39,890,754

Net Gain on Investments	20,645,654

Increase in Net Assets from Operations	$21,142,755

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended	Year Ended
	June 30, 2002	December 31, 2002

Operations:

Net investment income	$497,101	$1,441,714

Net realized loss on investments	(19,245,100)	(38,761,000)

Net change in unrealized appreciation/depreciation of investments	39,890,754	(78,997,268)

Increase (Decrease) in Net Assets from Operations	21,142,755	(116,316,554)

Distributions to Shareholders:

Net investment income:

Class A	(420,296)	(1,588,287)

Class I	(7,219)	(30,407)

Decrease in Net Assets from Distributions	(427,515)	(1,618,694)

Capital Share Transactions:

Net proceeds from sales of shares	3,473,174	12,218,751

Investment of dividends	249,802	933,309

Exchanged from associated funds	2,516,178	24,762,135

Total	6,239,154	37,914,195

Cost of shares repurchased	(24,287,140)	(70,918,753)

Exchanged into associated funds	(2,901,686)	(29,683,967)

Total	(27,188,826)	(100,602,720)

Decrease in Net Assets from Capital Share Transactions	(20,949,672)	(62,688,525)

Decrease in Net Assets	(234,432)	(180,623,773)

Net Assets:

Beginning of period	297,502,326	478,126,099

End of Period (including undistributed (net of dividends in excess of)
net investment income of $27,397 and $(42,189), respectively)	$297,267,894	$297,502,326

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.

Multiple Classes of Shares — Seligman Common Stock Fund, Inc. (the “Fund”) offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares became effective on April 30, 2003, and had no transactions other than a sale of 173 shares to Seligman Advisors, Inc. (the “Distributor”) for $1,500. Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Investments in common stocks and convertible issues are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Notes to Financial Statements (unaudited)

b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2003, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended June 30, 2003, amounted to $178,537,876 and $197,802,961, respectively.

At June 30, 2003, the cost of investments for federal income tax purposes was $277,429,168. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $58,284. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $26,200,440 and $7,597,114, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.65% per annum of the first $1 billion of the Fund’s average daily net assets, 0.60% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.55% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.65% per annum of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc., agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $3,135, from sales of Class A shares. Commissions of $24,853 and $6,430 were paid to dealers from sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2003, fees incurred under the Plan aggregated $293,176 or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2003, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $72,725, $29,176, and $86,356, respectively. For the period April 30, 2003 to June 30, 2003, fees incurred in respect of Class R shares were $1, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D and Class R shares occurring within one year of purchase. For the six months ended June 30, 2003, such charges amounted to $12,815.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2003, amounted to $1,514.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2003, Seligman Services, Inc. received commissions of $1,314 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $56,278, pursuant to the Plan.

Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $464,215 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other

Notes to Financial Statements (unaudited)

classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the Fund’s potential obligation under the Guaranties is $238,700. As of June 30, 2003, no event has occured which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $22,506.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have the deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2003, of $49,620 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $420 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility may be increased to a maximum of $535 million prior to September 30, 2003, at the request of the participating funds to add additional banks to or increase the commitments of existing banks in the facility. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2003, the Fund did not borrow from the credit facility.

6.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2002, the Fund had a capital loss carryforward for federal income tax purposes of $69,766,869, which is available for offset against future taxable net capital gains with $36,539,564 expiring in 2009 and $33,227,305 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to

Notes to Financial Statements (unaudited)

shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

In addition, the Fund elected to defer to January 1, 2003, the recognition for tax purposes of net losses of $5,387,878 realized on sales of investments after October 31, 2002. These losses will be available to offset future taxable net gains.

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $0.50 par value Capital Stock. Transactions in shares of Capital Stock were as follows:
	Six Months Ended		Year Ended
	June 30, 2003		December 31, 2002

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	198,162	$1,701,809	788,487	$7,870,481

Investment of dividends	26,028	242,583	95,442	902,898

Exchanged from associated funds	126,053	1,082,829	1,926,364	19,044,068

Total	350,243	3,027,221	2,810,293	27,817,447

Cost of shares repurchased	(2,207,056)	(18,865,901)	(5,544,557)	(54,902,795)

Exchanged into associated funds	(209,874)	(1,785,055)	(2,349,921)	(23,547,624)

Transferred to Class I	—	—	(346,547)	(3,801,624)

Total	(2,416,930)	(20,650,956)	(8,241,025)	(82,252,043)

Decrease	(2,066,687)	$(17,623,735)	(5,430,732)	$(54,434,596)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	48,717	$404,480	83,979	$842,354

Exchanged from associated funds	63,562	545,443	246,687	2,428,206

Total	112,279	949,923	330,666	3,270,560

Cost of shares repurchased	(203,799)	(1,693,285)	(473,695)	(4,656,150)

Exchanged into associated funds	(61,664)	(504,470)	(244,818)	(2,372,852)

Total	(265,463)	(2,197,755)	(718,513)	(7,029,002)

Decrease	(153,184)	$(1,247,832)	(387,847)	$(3,758,442)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	80,356	$705,868	137,367	$1,450,555

Exchanged from associated funds	43,596	366,163	178,379	1,742,427

Total	123,952	1,072,031	315,746	3,192,982

Cost of shares repurchased	(113,102)	(947,820)	(349,736)	(3,396,903)

Exchanged into associated funds	(27,943)	(232,023)	(154,600)	(1,462,644)

Total	(141,045)	(1,179,843)	(504,336)	(4,859,547)

Decrease	(17,093)	$(107,812)	(188,590)	$(1,666,565)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	60,251	$505,089	134,243	$1,326,342

Exchanged from associated funds	61,830	521,743	162,619	1,547,434

Total	122,081	1,026,832	296,862	2,873,776

Cost of shares repurchased	(301,369)	(2,550,916)	(694,419)	(6,818,101)

Exchanged into associated funds	(46,768)	(380,138)	(236,266)	(2,300,847)

Total	(348,137)	(2,931,054)	(930,685)	(9,118,948)

Decrease	(226,056)	$(1,904,222)	(633,823)	$(6,245,172)

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2003		December 31, 2002

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	18,296	$154,428	73,088	$729,019

Investment of dividends	773	7,219	3,124	30,411

Transferred from Class A	—	—	345,647	3,801,624

Total	19,069	161,647	421,859	4,561,054

Cost of shares repurchased	(28,090)	(229,218)	(125,650)	(1,144,804)

Increase (decrease)	(9,021)	$(67,571)	296,209	$3,416,250

	April 30, 2003*
	June 30, 2003

Class R	Shares	Amount

Net proceeds from sales of shares	173	$1,500

* Commencement of offering of shares.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

Six Months		Year Ended December 31,
Ended
June 30, 2003		2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$8.49	$11.55	$13.41	$14.93	$15.77	$15.92

Income (Loss) from
Investment Operations:

Net investment income	0.02	0.05	0.06	0.08	0.23	0.28

Net realized and unrealized
gain (loss) on investments	0.64	(3.06)	(1.86)	(1.36)	0.39	2.32

Total from
Investment Operations	0.66	(3.01)	(1.80)	(1.28)	0.62	2.60

Less Distributions:

Dividends from net
investment income	(0.02)	(0.05)	(0.06)	(0.07)	(0.23)	(0.28)

Distributions from net
realized capital gains	—	—	—	(0.17)	(1.23)	(2.47)

Total Distributions	(0.02)	(0.05)	(0.06)	(0.24)	(1.46)	(2.75)

Net Asset Value, End of Period	$9.13	$8.49	$11.55	$13.41	$14.93	$15.77

Total Return:	7.71%	(26.10)%	(13.40)%	(8.67)%	3.82%	17.40%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$255,346	$255,027	$409,769	$550,547	$684,874	$760,176

Ratio of expenses to average
net assets	1.40%†	1.31%	1.18%	1.12%	1.13%	1.11%

Ratio of net investment income
to average net assets	0.40%†	0.48%	0.54%	0.52%	1.49%	1.73%

Portfolio turnover rate	63.47%	174.50%	105.62%	61.27%	70.72%	93.67%

See footnotes on page 24.

Financial Highlights (unaudited)

CLASS B

	Six Months	Year Ended December 31,
	Ended
	June 30, 2003	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$8.39	$11.44	$13.30	$14.85	$15.71	$15.88

Income (Loss) from
Investment Operations:

Net investment income (loss)	(0.01)	(0.03)	(0.03)	(0.04)	0.11	0.16

Net realized and unrealized
gain (loss) on investments	0.62	(3.02)	(1.83)	(1.34)	0.38	2.31

Total from
Investment Operations	0.61	(3.05)	(1.86)	(1.38)	0.49	2.47

Less Distributions:

Dividends from net
investment income	—	—	—	—	(0.12)	(0.17)

Distributions from net
realized capital gains	—	—	—	(0.17)	(1.23)	(2.47)

Total Distributions	—	—	—	(0.17)	(1.35)	(2.64)

Net Asset Value, End of Period	$9.00	$8.39	$11.44	$13.30	$14.85	$15.71

Total Return:	7.27%	(26.66)%	(13.98)%	(9.37)%	2.97%	16.48%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$15,203	$15,456	$25,513	$31,196	$41,928	$35,073

Ratio of expenses to
average net assets	2.15%†	2.06%	1.93%	1.87%	1.89%	1.87%

Ratio of net investment
income (loss) to
average net assets	(0.35)%†	(0.27)%	(0.21)%	(0.23)%	0.73%	0.97%

Portfolio turnover rate	63.47%	174.50%	105.62%	61.27%	70.72%	93.67%

See footnotes on page 24.

Financial Highlights (unaudited)

CLASS C

	Six Months	Year Ended December 31,
	Ended				5/27/99* to
	6/30/03	2002	2001	2000	12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$8.39	$11.45	$13.32	$14.87	$16.06

Income (Loss) from
Investment Operations:

Net investment loss	(0.01)	(0.03)	(0.03)	(0.04)	(0.01)

Net realized and unrealized loss
on investments	0.62	(3.03)	(1.84)	(1.34)	(0.07)

Total from Investment Operations	0.61	(3.06)	(1.87)	(1.38)	(0.08)

Less Distributions:

Dividends from net investment income	—	—	—	—	(0.08)

Distributions from net realized capital gains	—	—	—	(0.17)	(1.03)

Total Distributions	—	—	—	(0.17)	(1.11)

Net Asset Value, End of Period	$9.00	$8.39	$11.45	$13.32	$14.87

Total Return:	7.27%	(26.73)%	(14.04)%	(9.36)%	0.64%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,475	$6,179	$10,592	$10,388	$4,420

Ratio of expenses to average net assets	2.15%†	2.06%	1.93%	1.87%	1.91%†

Ratio of net investment loss to
average net assets	(0.35)%†	(0.27)%	(0.21)%	(0.23)%	(0.08)%†

Portfolio turnover rate	63.47%	174.50%	105.62%	61.27%	70.72%††

See footnotes on page 24.

Financial Highlights (unaudited)

CLASS D

	Six Months	Year Ended December 31,
	Ended
	June 30, 2003	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$8.39	$11.45	$13.32	$14.87	$15.73	$15.89

Income (Loss) from
Investment Operations:

Net investment income (loss)	(0.01)	(0.03)	(0.03)	(0.04)	0.11	0.16

Net realized and unrealized
gain (loss) on investments	0.62	(3.03)	(1.84)	(1.34)	0.38	2.32

Total from
Investment Operations	0.61	(3.06)	(1.87)	(1.38)	0.49	2.48

Less Distributions:

Dividends from net
investment income	—	—	—	—	(0.12)	(0.17)

Distributions from net
realized capital gains	—	—	—	(0.17)	(1.23)	(2.47)

Total Distributions	—	—	—	(0.17)	(1.35)	(2.64)

Net Asset Value, End of Period	$9.00	$8.39	$11.45	$13.32	$14.87	$15.73

Total Return:	7.27%	(26.73)%	(14.04)%	(9.36)%	2.97%	16.55%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$17,591	$18,302	$32,230	$44,469	$72,950	$85,608

Ratio of expenses to
average net assets	2.15%†	2.06%	1.93%	1.87%	1.89%	1.87%

Ratio of net investment
income (loss)
to average net assets	(0.35)%†	(0.27)%	(0.21)%	(0.23)%	0.73%	0.97%

Portfolio turnover rate	63.47%	174.50%	105.62%	61.27%	70.72%	93.67%

See footnotes on page 24.

Financial Highlights (unaudited)

CLASS I					CLASS R

	Six Months	Year	11/30/01*		4/30/03*
	Ended	Ended	to		to
	6/30/03	12/31/02	12/31/01		6/30/03

Per Share Data:

Net Asset Value, Beginning of Period	$8.49	$11.55	$11.55		$8.66

Income (Loss) from
Investment Operations:

Net investment income	0.03	0.10	—	‡	—	‡

Net realized and unrealized
gain (loss) on investments	0.66	(3.07)	0.02		0.47

Total from Investment Operations	0.69	(2.97)	0.02		0.47

Less Distributions:

Dividends from net investment income	(0.03)	(0.09)	(0.02)		—

Total Distributions	(0.03)	(0.09)	(0.02)		—

Net Asset Value, End of Period	$9.15	$8.49	$11.55		$9.13

Total Return:	8.06%	(25.82)%	0.17%		5.43%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,652	$2,539	$21		$2

Ratio of expenses to average net assets	1.08%†	0.92%	0.78	%†	1.84	%†

Ratio of net investment income
to average net assets	0.72%†	0.87%	0.83	%†	0.06	%†

Portfolio turnover rate	63.47%	174.50%	105.62	%†††	63.47	%ø

Without management fee waiver:øø

Ratio of expenses to average net assets		0.96%	1.37	%†

Ratio of net investment income
to average net assets		0.83%	0.24	%†

* Commencement of offering of shares.
† Annualized.
†† For the year ended December 31, 1999.
††† For the year ended December 31, 2001.
Ø For the six months ended June 30, 2003.
ØØ The Manager, at its discretion, reimbursed certain expenses of Class I shares for certain periods presented.
‡ Less than + or – $0.01.
See Notes to Financial Statements.

Board of Directors

Robert B. Catell 3, 4	William C. Morris 1

• Chairman and Chief Executive Officer,	• Chairman of the Board,
KeySpan Corporation	J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.
John R. Galvin 2, 4
Leroy C. Richie 2, 4
• Dean Emeritus, Fletcher School of Law and
Diplomacy at Tufts University	• Chairman and CEO, Q Standards
Worldwide, Inc.
Paul C. Guidone 1	• Director, Kerr-McGee Corporation

• Chief Investment Officer,	Robert L. Shafer 3, 4
J. & W. Seligman & Co. Incorporated
• Retired Vice President, Pfizer Inc.
Alice S. Ilchman 3, 4
James N. Whitson 2, 4
• President Emerita, Sarah Lawrence College
• Trustee, Committee for Economic	• Director, C-SPAN
Development	• Director, CommScope, Inc.

Frank A. McPherson 3, 4	Brian T. Zino 1

• Director, ConocoPhillips	• President, J. & W. Seligman & Co.
• Director, Integris Health	Incorporated
• Chairman, Seligman Data Corp.
John E. Merow 2, 4	• Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
• Director, Commonwealth Industries, Inc.	Investment Company Institute
• Trustee, New York-Presbyterian Hospital
• Retired Chairman and Senior Partner,
Sullivan & Cromwell LLP	Member:
1 Executive Committee
Betsy S. Michel 2, 4	2 Audit Committee
3 Director Nominating Committee
• Trustee, The Geraldine R. Dodge Foundation	4 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Ben-Ami Gradwohl	Frank J. Nasta

Vice President	Secretary

David Guy

Vice President

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017
www.seligman.com

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017
www.seligman.com
(on-line account information available)

General Counsel
Sullivan & Cromwell LLP

Important Telephone Numbers

(800) 221-2450	Shareholder Services

(800) 445-1777	Retirement Plan Services

(212) 682-7600	Outside the United States

(800) 622-4597	24-Hour Automated Telephone
Access Service

This report is intended only for the information of sharehold-
ers or those who have received the offering prospectus cover-
ing shares of Capital Stock of Seligman Common Stock Fund,
Inc., which contains information about the sales charges,
management fee, and other costs. Please read the prospectus
carefully before investing or sending money.

EQCS3 6/03

ITEM 2. CODE OF ETHICS.
       Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
       Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
       Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
       Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
       Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2003

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.